Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit / (loss) for the period	€ 10,292.5	€ 15.2	€ (179.2)
Income taxes	4,753.9	(161.0)	(0.2)
Profit / (loss) before tax	15,046.4	(145.8)	(179.4)
Adjustments to reconcile profit / (loss) before tax to net cash flows:
Depreciation and amortization of property, plant, equipment, intangible assets and right-of-use assets	75.2	38.7	33.9
Share-based payment expense	80.5	32.1	30.2
Net foreign exchange differences	(387.5)	41.3	0.1
Gain on disposal of property, plant and equipment	4.6	0.6	0.5
Finance income	(1.5)	(1.6)	(1.8)
Finance expense	305.2	22.3	2.0
Movements in government grants	(89.0)	92.0	0.0
Other non-cash income	(2.2)	1.7	0.0
Net loss on derivative instruments at fair value through profit or loss	57.3	0.0	0.0
Working capital adjustments:
Decrease / (Increase) in trade and other receivables, contract assets and other assets	(11,808.1)	(247.9)	2.9
Increase in inventories	(438.4)	(49.8)	(5.8)
(Decrease) / Increase in trade payables, other financial liabilities, other liabilities, contract liabilities, refund liabilities and provisions	1,516.1	204.6	(80.6)
Interest received	1.2	1.4	1.3
Interest paid	(12.2)	(3.6)	(2.0)
Income tax received / (paid), net	(3,457.9)	0.5	0.2
Net cash flows from / (used in) operating activities	889.7	(13.5)	(198.5)
Investing activities
Purchase of property, plant and equipment	(127.5)	(66.0)	(38.6)
Proceeds from sale of property, plant and equipment	3.4	1.2	0.0
Purchase of intangibles assets and right-of-use assets	(26.5)	(19.4)	(32.5)
Acquisition of subsidiaries and businesses, net of cash acquired	(20.8)	(60.6)	(6.1)
Investment into equity instruments designated at fair value through OCI	(19.5)	0.0	0.0
Investment into cash deposit with an original term of six months	(375.2)	0.0	0.0
Net cash flows used in investing activities	(566.1)	(144.8)	(77.2)
Financing activities
Proceeds from issuance of share capital and treasury shares, net of costs	160.9	753.0	375.4
Proceeds from loans and borrowings	0.0	156.0	11.0
Repayment of loans and borrowings	(52.6)	(1.6)	0.0
Payments related to lease liabilities	(14.1)	(12.7)	(3.1)
Net cash flows from / (used in) financing activities	94.2	894.7	383.3
Net increase / (decrease) in cash and cash equivalents	417.8	736.4	107.6
Change in cash and cash equivalents resulting from exchange rate differences	64.7	(45.3)	0.0
Cash and cash equivalents at the beginning of the period	1,210.2	519.1	411.5
Cash and cash equivalents at December 31	€ 1,692.7	€ 1,210.2	€ 519.1